PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Disclosure of property and equipment [Table Text Block]
	Land and Building	Plant and Equipment	Office furniture and Equipment	Leasehold Improvements	Right of Use Assets	Under Construction	Total
Cost
Balance at April 1, 2024	2,064,993	5,852,843	247,532	354,705	959,788	52,709	9,532,570
Additions	-	-	1,398	-	-	-	1,398
Disposals	-	-	(36,933)	-	-	-	(36,933)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2025	2,064,993	5,852,843	211,997	354,705	959,788	52,709	9,497,035
Additions	-	-	2,020	-	-	-	2,020
Disposals	(2,064,993)	(83,573)	(158,397)	-	-	-	(2,306,963)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2026	-	5,769,270	55,620	354,705	959,788	52,709	7,192,092

Accumulated Depreciation
Balance at April 1, 2024	154,837	709,333	118,501	274,540	504,902	-	1,762,113
Depreciation for the year	32,049	354,876	25,244	28,271	159,882	-	600,322
Disposals	-	-	(22,389)	-	-	-	(22,389)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2025	186,886	1,064,209	121,356	302,811	664,784	-	2,340,046
Depreciation for the year	-	325,655	12,159	28,271	160,320	-	526,405
Disposals	(186,886)	(39,005)	(103,235)	-	-	-	(329,126)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2026	-	1,350,859	30,280	331,082	825,104	-	2,537,325

Carrying Amounts
Balance at March 31, 2025	1,878,107	4,788,634	90,641	51,894	295,004	52,709	7,156,989
Less: property held for sale	(1,878,107)	-	-	-	-	-	(1,878,107)
Balance at March 31, 2025	-	4,788,634	90,641	51,894	295,004	52,709	5,278,882

Balance at March 31, 2026	-	4,418,411	25,340	23,623	134,684	52,709	4,654,767